Contract Liabilities (Details) - Schedule of Contract Liabilities - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Liabilities [Abstract]
Deferred revenue related to customer loyalty program	¥ 20,008,439	¥ 12,179,748
Advance from customers related to coupons and gift cards	11,255,648	8,573,239
Deferred revenue related to upfront franchise fees received from sub-franchisees	1,349,357	750,618
Advance from third party	8,101,390	618,700
Contract liabilities	40,714,834	22,122,305
Deferred revenue related to upfront franchise fees received from sub-franchisees	¥ 5,271,661	¥ 3,311,176